Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Granting Policy

In 2007, the Board of Directors adopted an equity granting methodology whereby there is one annual equity grant date, which is the date when the blackout window opens after the year-end earnings are released. All designated non-employee directors, executive officers, and key employees are eligible to receive an equity grant on the annual equity grant date with an exercise price (for stock options or SARs) or grant price (for RSUs), equal to the NASDAQ Stock Market close price on that day. The Board of Directors may authorize the Chief Executive Officer an additional allotment of options or shares to be granted at his discretion to new hires and promotion candidates, other than executive officers, over the course of a given time frame, with the grant date and exercise or grant price based on the last trading day of each month of the employment event. This allotment is not available to executive officers, as all grants to executive officers must be made by the Compensation Committee.

Award Timing Method	All designated non-employee directors, executive officers, and key employees are eligible to receive an equity grant on the annual equity grant date with an exercise price (for stock options or SARs) or grant price (for RSUs), equal to the NASDAQ Stock Market close price on that day.